Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Segment Reporting Information
Summarized information by segments for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31, 2020
	Central laboratory business	In- hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	297,342	(847)	14,689	311,184
Revenues from sales of products	—	118,719	—	118,719

Total revenues	297,342	117,872	14,689	429,903

Cost of revenues:	(73,960)	(35,849)	(6,172)	(115,981)

Gross profit	223,382	82,023	8,517	313,922

	For the year ended December 31, 2021
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	319,353	(281)	23,393	342,465
Revenues from sales of products	—	165,397	—	165,397

Total revenues	319,353	165,116	23,393	507,862

Cost of revenues:	(81,088)	(50,315)	(12,313)	(143,716)

Gross profit	238,265	114,801	11,080	364,146

	For the year ended December 31, 2022
	Central labor at ory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	314,770	3,606	73,172	391,548	56,769
Revenues from sales of products	—	171,690	—	171,690	24,893

Total revenues	314,770	175,296	73,172	563,238	81,662

Cost of revenues:	(82,123)	(63,296)	(37,780)	(183,199)	(26,561)

Gross profit	232,647	112,000	35,392	380,039	55,101

Summary of Total Long Lived Assets By Geographical Location
The analysis of the total long-lived assets excluding equity method investment, long-term investments, deferred tax assets and intangible assets by country was as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
PRC	405,544	286,797	41,582
United States	46,037	34,127	4,948

	451,581	320,924	46,530

Summary Of Revenues By Geographic Area
Total revenues by geographic area are presented as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
PRC	429,903	504,052	553,304	80,222
United States	—	3,810	9,934	1,440

	429,903	507,862	563,238	81,662